Significant Acquisition Transactions (Tables)	12 Months Ended
Mar. 31, 2024
Business Combinations [Abstract]
Schedule of Business Acquisitions

The Company accounted for the step acquisition using the acquisition method of accounting. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in Ruisha Technology over (ii) the fair value of the identifiable net assets of Ruisha Technology is recorded as goodwill. The allocation of the purchase price as of the date of acquisition is summarized as follows:

	Amount	Estimated useful lives
	RMB
Net assets acquired(1)	12,639
Amortizable intangible assets
Customer Relationship	39,500	5 years
Technology	9,900	5 years
Goodwill(2)	63,460
Deferred tax liabilities	(12,350)
Non-controlling interests(3)	(44,993)
	68,156

Amount
RMB
Total purchase price is comprised of:
-fair value of previously held equity interests	18,156
-cash consideration	50,000
Total	68,156

(1)
Net assets acquired primarily included cash and cash equivalents of RMB13,868, prepayments, receivables and other current assets of RMB8,427, property and equipment of RMB91, intangible assets, net of RMB39, other non-current assets, net of RMB91, accounts payable of RMB465, salaries and welfare payable of RMB123, advances from customers of RMB156, taxes payable of RMB277, accruals and other current liabilities of RMB8,617 and non-current liabilities of RMB239 as of the date of the acquisition.
(2)
Goodwill arising from this acquisition was attributable to the synergies expected from using the operating experience of Ruisha Technology to boost the Company’s 2B business (Note 14).
(3)
Fair value of the non-controlling interests was estimated based on the equity value of Ruisha Technology derived by the purchase consideration, adjusted for a discount for control premium.